COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged

	Year ended December 31,
(in thousands of $)	2024	2023
Book value of vessels secured against long-term loans (1)	977,326	1,075,018
(1) This excludes the FLNG Gimi which is classified as “Asset under development” (note 18) and secured against the Gimi debt facility (note 21).